Business Segments (Reconciliation of Assets from Segment to Consolidated) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item
Total Assets	$ 1,098,021	$ 410,665	$ 341,116
Apex
Segment Reporting, Asset Reconciling Item
Total Assets	642,594	0	0
Oxford
Segment Reporting, Asset Reconciling Item
Total Assets	231,211	218,810	202,229
Life Sciences and Healthcare
Segment Reporting, Asset Reconciling Item
Total Assets	139,601	107,915	74,979
Physician
Segment Reporting, Asset Reconciling Item
Total Assets	$ 84,615	$ 83,940	$ 63,908